Stock-Based Compensation (Details) (USD $) In Millions, except Share data, unless otherwise specified	5 Months Ended	12 Months Ended
	May 28, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Stock Based Compensation [Abstract]
Registered shares		11,000,000
Shares available to be issued		7,700,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Granted		1,794,002
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price		$ 15.83
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period		(67,648)
Share-based Compensation Arrangements by Share-based Payment Award, Options, Forfeitures in Period, Weighted Average Exercise Price		$ 17.39
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number		1,726,354
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price		$ 15.77
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value		$ 4.8
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term		9 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number		57,692.0
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Exercisable Options, Weighted Average Exercise Price		$ 13.00
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value		0.3
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term		9 years
Risk-free interest rate		1.20%
Expected stock price volatility		39.60%
Expected term until exercise (years)		4 years
Expected dividends		0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value		$ 5.15
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options		7.5
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition		3 years 6 months
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Granted		1,604,725
Forfeited		(43,313)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number		1,561,412
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Intrinsic Value, Amount Per Share		28.9
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Outstanding, Weighted Average Remaining Contractual Terms		3 years 6 months
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Share-based Awards Other than Options		23.0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value		$ 16.93
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Allocated Share-based Compensation Expense	3.4	11.3	13.9	13.0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Outstanding, Weighted Average Remaining Contractual Terms		2 years 1 month
Cost of goods sold
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Allocated Share-based Compensation Expense		3.6	4.4	4.8
Marketing and administration
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Allocated Share-based Compensation Expense		5.1	7.4	6.2
Research and development
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Allocated Share-based Compensation Expense		$ 2.6	$ 2.1	$ 2.0